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                                                                         CONSECO

GREAT AMERICAN RESERVE INSURANCE COMPANY

Annual Report to
Contract Owners

December 31, 1997

                               Great American Reserve Variable Annuity Account C
                                                            Conseco Series Trust

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 1997

================================================================================

Great American Reserve Variable Annuity Account C                           Page

Statement of Assets and Liabilities as of December 31, 1997 ................   2
Statements of Operations for the Years Ended December 31, 1997 and 1996 ....   4
Statements of Changes in Net Assets for the Years Ended December 31,
1997 and 1996 ..............................................................   4
Notes to Financial Statements ..............................................   5
Report of Independent Accountants ..........................................   7

Conseco Capital Management, Inc.

Report from the President ..................................................   8
Report from the Asset Allocation Portfolio Adviser .........................   8
Report from the Corporate Bond Portfolio Adviser ...........................   9
Report from the Common Stock Portfolio Adviser .............................   9
Report from the Government Securities Portfolio Adviser ....................  10
Report from the Money Market Portfolio Adviser .............................  10

Conseco Series Trust

Statement of Assets and Liabilities as of December 31, 1997 ................  11
Statement of Operations for the Year Ended December 31, 1997 ...............  11
Statement of Changes in Net Assets for the Years Ended December 31,
1997 and 1996 ..............................................................  12
Statements of Investments in Securities as of December 31, 1997:
  Asset Allocation Portfolio ...............................................  14
  Common Stock Portfolio ...................................................  16
  Corporate Bond Portfolio .................................................  17
  Government Securities Portfolio ..........................................  19
  Money Market Portfolio ...................................................  20
Notes to Financial Statements ..............................................  21
Report of Independent Accountants ..........................................  27

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

Statement of Assets and Liabilities

December 31, 1997

==============================================================================================================================
                                                                                          SHARES        COST          VALUE
------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in portfolio shares, at net asset value (Note 2):
  The Alger American Fund:
    Leveraged AllCap Portfolio ...................................................        31,149.0  $    627,283  $    721,723
    Small Capitalization Portfolio ...............................................        51,387.9     2,133,355     2,248,222
    Growth Portfolio .............................................................         3,400.8       147,062       145,417
    MidCap Growth Portfolio ......................................................           530.1        14,048        12,818
  American Century Variable Portfolios, Inc.:
    International Fund ...........................................................            15.3           108           105
    Value Fund ...................................................................         3,395.4        23,457        23,530
  Berger Institutional Products Trust:
    100 Fund .....................................................................         4,313.1        50,531        47,919
    Growth and Income Fund .......................................................         5,859.7        79,428        78,461
    Small Company Growth Fund ....................................................           222.2         2,769         2,679
    BIAM International Fund ......................................................           306.5         3,000         3,000
  Conseco Series Trust:
    Asset Allocation Portfolio ...................................................     1,059,444.1    13,780,610    14,112,491
    Common Stock Portfolio .......................................................     9,462,810.9   180,979,513   190,800,269
    Corporate Bond Portfolio .....................................................     1,573,532.4    15,681,386    15,948,522
    Government Securities Portfolio ..............................................        50,894.5       606,253       612,776
    Money Market Portfolio .......................................................     4,430,896.2     4,430,896     4,430,896
  The Dreyfus Socially Responsible Growth Fund, Inc. .............................        25,868.2       601,798       645,929
  Dreyfus Stock Index Fund .......................................................       217,913.6     4,755,534     5,611,274
  Federated Insurance Series:
    High Income Bond Fund II .....................................................        12,954.7       134,700       141,854
    International Equity Fund II .................................................        11,543.4       131,364       141,638
    Utility Fund II ..............................................................        21,472.4       254,142       306,840
  Janus Aspen Series:
    Aggressive Growth Portfolio ..................................................        84,393.8     1,550,929     1,734,293
    Growth Portfolio .............................................................        92,721.0     1,505,625     1,713,484
    Worldwide Growth Portfolio ...................................................       398,432.2     8,341,433     9,319,329
  Neuberger & Berman Advisers Management Trust:
    Partners Portfolio ...........................................................         3,632.5        73,154        74,830
  Strong Variable Insurance Funds, Inc.:
    Growth Fund II ...............................................................           408.3         5,116         5,084
  Strong Opportunity Fund II .....................................................           232.5         5,017         5,046
  The Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1)        21,974.4       337,507       345,437
    Worldwide Bond Fund ..........................................................         1,585.2        17,081        17,422
    Worldwide Emerging Markets Fund ..............................................         7,299.3        92,326        80,292
------------------------------------------------------------------------------------------------------------------------------
      Total assets .............................................................................................   249,331,580

Liabilities:
  Amounts due to Great American Reserve Insurance Company .......................................................       67,697
------------------------------------------------------------------------------------------------------------------------------
      Net assets (Note 6) ....................................................................................... $249,263,883
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

December 31, 1997

================================================================================================================================
                                                                                            UNITS     UNIT VALUE  REPORTED VALUE
--------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    The Alger American Fund:
      Leveraged AllCap Portfolio ...................................................       388,810.1  $   1.854611  $    721,092
      Small Capitalization Portfolio ...............................................     1,616,357.8      1.389672     2,246,208
      Growth Portfolio .............................................................       120,647.8      1.204209       145,285
      Midcap Growth Portfolio ......................................................        10,680.1      1.199131        12,807
    American Century Variable Portfolios, Inc.:
      International Fund ...........................................................            95.3      1.095879           104
      Value Fund ...................................................................        19,126.3      1.229266        23,511
    Berger Institutional Products Trust:
      100 Fund .....................................................................        42,167.4      1.135520        47,882
      Growth and Income Fund .......................................................        64,325.5      1.218651        78,390
      Small Company Growth Fund ....................................................         1,948.6      1.373833         2,677
      BIAM International Fund ......................................................         3,085.3      0.972478         3,000
    Conseco Series Trust:
      Asset Allocation Portfolio ...................................................     6,907,154.2      2.030312    14,023,678
      Common Stock Portfolio
        Qualified ..................................................................     8,714,597.9     21.147874   184,295,223
        Nonqualified ...............................................................       274,648.4     16.740338     4,597,707
      Corporate Bond Portfolio
        Qualified ..................................................................     2,784,065.4      5.444823    15,158,742
        Nonqualified ...............................................................       125,556.6      5.231509       656,850
      Government Securities Portfolio ..............................................       485,630.6      1.260680       612,225
      Money Market Portfolio
        Qualified ..................................................................     1,592,955.1      2.708158     4,313,974
        Nonqualified ...............................................................        31,370.5      2.708157        84,956
    The Dreyfus Socially Responsible Growth Fund, Inc ..............................       359,437.4      1.796406       645,696
    Dreyfus Stock Index Fund .......................................................     3,025,807.1      1.852833     5,606,316
    Federated Insurance Series:
      High Income Bond Fund II .....................................................       103,898.2      1.364141       141,732
      International Equity Fund II .................................................       117,785.1      1.201439       141,512
      Utility Fund II ..............................................................       196,752.5      1.558157       306,571
    Janus Aspen Series:
      Aggressive Growth Portfolio ..................................................     1,145,154.2      1.513110     1,732,744
      Growth Portfolio .............................................................     1,026,608.8      1.667600     1,711,973
      Worldwide Growth Portfolio ...................................................     4,929,501.8      1.875562     9,245,587
    Neuberger & Berman Advisers Management Trust:
      Partners Portfolio ...........................................................        60,137.4      1.243195        74,763
    Strong Variable Insurance Funds, Inc.:
      Growth Fund II ...............................................................         3,988.7      1.273544         5,080
    Strong Opportunity Fund II .....................................................         4,088.5      1.233151         5,042
    The Van Eck Worldwide Insurance Trust:
      Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1)       280,959.7      1.228390       345,128
      Worldwide Bond Fund ..........................................................        16,578.1      1.049963        17,406
      Worldwide Emerging Markets Fund ..............................................        99,333.4      0.807583        80,220
      Worldwide Hard Assets Fund (Note 1) ..........................................           210.0      1.499749           316
--------------------------------------------------------------------------------------------------------------------------------
        Net assets attributable to contract owners' deferred annuity reserves ....................................   247,084,397
--------------------------------------------------------------------------------------------------------------------------------
  Contract owners' annuity payment reserves:
    Conseco Series Trust:
      Asset Allocation Portfolio .................................................................................        89,824
      Common Stock Portfolio
        Qualified ................................................................................................     1,899,084
        Nonqualified .............................................................................................        21,320
      Corporate Bond Portfolio
        Qualified ................................................................................................        96,856
      Money Market Portfolio
        Qualified ................................................................................................        44,383
    Janus Aspen Worldwide Growth Portfolio .......................................................................        28,019
--------------------------------------------------------------------------------------------------------------------------------
          Net assets attributable to contract owners' annuity payment reserves ...................................     2,179,486
--------------------------------------------------------------------------------------------------------------------------------
            Net assets (Note 6) ..................................................................................  $249,263,883
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

Statements of Operations

For the Years Ended December 31, 1997 and 1996

=====================================================================================================================
                                                                                               1997          1996
---------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends from investments in portfolio shares ........................................  $ 48,081,385   $33,529,312
Expenses:
  Mortality and expense risk fees .......................................................     1,556,503     1,133,054
---------------------------------------------------------------------------------------------------------------------
    Net investment income ...............................................................    46,524,882    32,396,258
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) of investments:
  Net realized gains on sales of investments in portfolio shares ........................     2,417,325     1,468,389
  Net change in unrealized appreciation (depreciation) of investments in portfolio shares   (14,329,631)   17,278,325
---------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares ..................................   (11,912,306)   18,746,714
---------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from operations ........................................  $ 34,612,576   $51,142,972
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the Years Ended December 31, 1997 and 1996

========================================================================================================================
                                                                                                1997            1996
------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income .................................................................  $  46,524,882   $  32,396,258
  Net realized gains on sales of investments in portfolio shares ........................      2,417,325       1,468,389
  Net change in unrealized appreciation (depreciation) of investments in portfolio shares    (14,329,631)     17,278,325
------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from operations ..........................................     34,612,576      51,142,972
------------------------------------------------------------------------------------------------------------------------
Changes from principal transactions:
  Net contract purchase payments ........................................................     26,160,248      20,830,794
  Contract redemptions ..................................................................    (14,213,522)    (10,807,460)
  Net transfers from fixed account ......................................................      4,514,784       4,929,986
------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from principal transactions ..............................     16,461,510      14,953,320
------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets ........................................................     51,074,086      66,096,292
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ...........................................................    198,189,797     132,093,505
------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) ................................................  $ 249,263,883   $ 198,189,797
========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

December 31, 1997

================================================================================

(1)  General

      Great American Reserve Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company.

      The operations of Account C are included in the operations of Great American Reserve Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

      Effective June 1, 1995, or May 1, 1997, the following investment options were available:

THE ALGER AMERICAN FUND
     Leveraged AllCap Portfolio
     Small Capitalization Portfolio
     Growth Portfolio (May 1, 1997)
     MidCap Growth Portfolio (May 1, 1997)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (MAY 1, 1997)
     International Fund
     Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST (MAY 1, 1997)
     I00 Fund
     Growth and Income Fund
     Small Company Growth Fund
     BIAM International Fund

CONSECO SERIES TRUST
     Asset Allocation Portfolio
     Common Stock Portfolio
     Corporate Bond Portfolio
     Government Securities Portfolio
     Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

FEDERATED INSURANCE SERIES
     High Income Bond Fund II
     International Equity Fund II
     Utility Fund II

JANUS ASPEN SERIES
     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (MAY 1,1997)
     Limited Maturity Bond Portfolio
     Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
     Growth Fund II

STRONG OPPORTUNITY FUND II (MAY 1, 1997)

THE VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Hard Assets Fund (formerly Gold and
       Natural Resources Fund)
     Worldwide Bond Fund
     Worldwide Emerging Markets Fund (May 1, 1997)

      Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund relate to contract owners who have not transferred out.

      The financial statements have been prepared in accordance with generally accepted accounting principles and, as such, include amounts based on informed estimates and judgements of management with consideration given to materiality. Actual results could differ from those estimates.

(2) Summary of Significant Accounting Policies

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

      Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of each valuation date.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

December 31, 1997

================================================================================

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to applicable actuarial tables. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments were as shown below.

                                                     DECEMBER 31,   DECEMBER 31,
                                                         1997          1996
Conseco Series Trust:
  Asset Allocation ............................        $ 0.999        $  N/A
  Common Stock
    Qualified .................................          6.600         5.793
    Nonqualified ..............................          6.111         5.363
  Corporate Bond
    Qualified .................................          4.934         4.630
    Nonqualified ..............................          4.937           N/A
  Money Market
    Qualified .................................          1.012         1.003
Janus Aspen Worldwide Growth ..................          0.999         1.139
================================================================================

(3) Purchases and Sales of Investments in Portfolio Shares

      The aggregate cost of purchases of investments in portfolio shares were $80,455,901 and $59,138,584 for the years ended December 31, 1997 and 1996, respectively. The aggregate proceeds from sales of investments in portfolio shares were $17,579,585 and $11,667,690 for the years ended December 31, 1997 and 1996, respectively.

(4) Deductions and Expenses

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

      The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Conseco Series Trust Common Stock, Corporate Bond, and Money Market portfolios which are
0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $1,556,503 and $1,133,054 for the years ended December 31, 1997 and 1996, respectively.

      Pursuant to an agreement between Account C and the Company (which may be terminated by the Company), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25.

      Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The percentage varies up to 6 percent based on amount of purchase payments less surrenders.

      Sales and administrative charges were $226,805 and $146,545 for the years ended December 31, 1997 and 1996, respectively.

(5) Other Transactions With Affiliates

      Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6) Net Assets

      Net assets consisted of the following at December 31, 1997:

================================================================================

Proceeds from the sales of units since organization,
  less proceeds of units redeemed ..............................    $ 79,854,069
Undistributed net investment income ............................     120,327,700
Undistributed net realized gains on sales of investments .......      36,115,959
Net unrealized appreciation of investments .....................      12,966,155
--------------------------------------------------------------------------------
    Total net assets ...........................................    $249,263,883
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors of Great American Reserve Insurance Company and Contract Owners of Great American Reserve Variable Annuity Account C

      We have audited the accompanying statement of assets and liabilities of Great American Reserve Variable Annuity Account C (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned at December 31, 1997 by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Variable Annuity Account C as of December 31, 1997, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.

Indianapolis, Indiana
February 23, 1998

CONSECO CAPITAL MANAGEMENT, INC.

================================================================================

Report from the President

      Dear Contract Owner:

      The performance of the Conseco Series Trust for Great American Reserve Variable Annuity Account C for the year ended December 31, 1997 is presented below:

                                                                    MORNINGSTAR
                                                     YEAR ENDED      YEAR ENDED
                                                    DECEMBER 31,    DECEMBER 31,
================================================================================
Portfolio ................................             1997            1997(1)
Asset Allocation .........................            16.68%           17.40%
Common Stock .............................            17.93%           23.99%
Corporate Bond ...........................             9.11%            8.81%
Government Securities ....................             7.19%            8.64%
Money Market .............................             4.22%            3.91%
--------------------------------------------------------------------------------

Note: Past performance is not indicative of future results.

(1) Average Accumulation Unit Value Total Return for each respective peer group from Morningstar Variable Annuity/Life Performance Report through 12/31/97.

      Financial market conditions cannot get much better than what has occured over the last few years, and 1997 carried on this recent tradition in grand form. The economy grew by about 4 percent, while inflation and unemployment approached 30 year lows. Most stock market indexes (although temporarily unnerved by yet another October surprise) were able to close the year within spitting distance of their all-time highs. And after hitting a yield of 7.18 percent in April, the benchmark 30-year Treasury bond managed to end the year yielding 5.92 percent.

      While these events were no doubt significant, they were overshadowed by the Southeast Asian financial crisis. The first signs of crisis developed last summer as the Malaysian, Indonesian and Thailand currencies and financial markets began to deteriorate. Other countries also felt the contagion effects, including the United States. In response, the U.S. and the International Monetary Fund have initiated the process to loan funds to several at-risk countries.

      This has resulted in an increase in the volatility of the U.S. financial markets. It is also expected that U.S. domestic economic activity will be dampened as foreign demand for U.S. products shrinks, and as we import cheaper foreign goods. The impact of the Asian crisis on the U.S. economy has virtually eliminated the need for the Federal Reserve Board to tighten monetary policy and, if the economy were to weaken significantly, may even allow the Fed to ease.

      Financial crisis. Market volatility. These are the inevitable by-products of a market system. They are to be expected (even relished) because they dictate that markets temporarily ignore security fundamentals. They create opportunity. Since our investment philosophy is based on the long term, this means that we can take advantage of short term market mis-pricings. Conseco Capital Management's history shows that our shareowners have received excellent returns because of our disciplined strategy of investing in thoroughly researched, undervalued securities. In this period of market volatility, we intend to continue to invest for the long term by vigorously implementing our investment discipline on both the equity and fixed income fronts.

Sincerely,


/s/ Maxwell E. Bublitz

Maxwell E. Bublitz, CFA
President & CEO
Conseco Capital Management

Report From the Asset Allocation
Portfolio Adviser

      The Asset Allocation Fund is a balanced portfolio which invests in a combination of equity, fixed income and cash. The strategy of the Asset Allocation Fund through 1997 has been to highlight equity securities which represented roughly 55 percent of the portfolio's assets.

      The fourth quarter began with much anxiety about the strength in the market over the summer, the sustainability of corporate profits and the increasing volatility of Asian currency markets. All fears reached a fever pitch on October 27th when the Dow Jones Industrial Average dropped 554 points (7.2 percent), recording the largest single point decline ever on fears of asset deflation in Asian markets. The performance of the market following the sell-off was typical of what we saw earlier in the year, with the index stocks outperforming the broader market as hoards of capital previously invested in Asia-Pacific markets sought safe haven in the U.S. market. The result of all this was that the Index gained while virtually everything else stayed at October 27th levels or drifted even lower. In fact, because of its strong fourth quarter move relative to the broader market, the Standard & Poor's 500 ("S&P 500") finished the year up 33.36 percent, outstripping the returns of 90 percent of all actively managed funds and the Russell 2000 Small Stock Index which returned
22.36 percent. This is the fourth straight year that we have seen this kind of divergence.

      Going forward, we remain hopeful that 1998 will be rewarding to investors such as us who utilize a bottom-up approach in finding good growth stories in stocks that still trade at reasonable valuations. In fact, if 1998 earnings on S&P 500 companies ultimately end up in line with current expectations of 7 to 9 percent, then we would expect to see an increase in multiples for stocks which can generate earnings growth in the 18 to 20 percent range.

      The remaining 45 percent of the Asset Allocation Portfolio is invested in bonds and cash. Our fixed income discipline of investing in those securities which, through our own fundamental research, we consider to be undervalued. Depending on valuation in the equity market, we may take the opportunity to reallocate a portion of the portfolio to fixed income if we see pressure on earnings or negative earnings surprises. Until the financial crisis in Asia subsides, we expect to see sustained low levels of interest rates. Eventually, as investors return their focus to economic fundamentals, we still expect to see interest rates remain low, which should bode well for the valuation of financial assets.


/s/ Gregory J. Hahn                       /s/ Thomas J. Pence

Gregory J. Hahn, CFA                      Thomas J. Pence
Senior Vice President                     Vice President
Portfolio Manager                         Portfolio Manager

CONSECO CAPITAL MANAGEMENT, INC.

================================================================================

Report From the Corporate Bond
Portfolio Adviser

      1997 was characterized by favorable market conditions throughout much of the year. However, increased volatility brought dramatic changes to the fixed income markets, especially in the fourth quarter.

      The first three quarters of 1997 were distinguished by a strong, healthy economy, low inflation levels and a general trend toward declining interest rates. Relative value in the fixed income markets was difficult to distinguish as spreads to treasuries remained very narrow in many sectors, including corporate and mortgage-backed securities. Investors typically demand larger spreads over U.S. Treasury bonds in order to compensate for perceived higher risk levels. Federal Reserve policy stayed tight as Alan Greenspan remained the vigilant watchdog over inflation. The budget deficit continued to narrow as a result of lower interest rates and fiscal discipline from Congress. However, the focus of the financial markets shifted away from domestic economic fundamentals in the fourth quarter.

      In the fourth quarter, currency deterioration in Thailand, Malaysia and Indonesia, caused turmoil in their respective financial markets. Because the world's economies are linked, the impact of this turmoil spread quickly throughout Southeast Asia. As we move into 1998, the crisis is expected to have a significant impact on economic growth in other countries, including the United States. This phenomenon has already caused dramatic changes in the general fundamentals of our domestic fixed income market, which created significantly larger spreads to U.S. Treasuries in the corporate sector.

      The level of interest rates declined because of the financial crisis: the ten-year U.S. Treasury yield was 5.74 percent at year-end and the thirty-year U.S. Treasury yield was 5.92 percent. With this dramatic decline in interest rates, we have maintained a low exposure to mortgage-backed securities, due to the higher risk of increased pre-payment activity. With higher pre-payments, the security returns more principal, forcing the investor to reinvest the proceeds at lower interest rates.

      Nolan Smith, our municipal bond specialist, continues to recommend the taxable municipal sector due to consistent spreads over U.S. Treasuries, which have performed better than the corporate sector. We expect to direct proceeds to this sector, given its performance relative to the rest of the market. At this point, we have discovered only a few bonds meeting our investment criteria of offering good relative value.

      Our fixed income investment strategy continues to emphasize investing in those securities we believe are undervalued. Most importantly, we conduct thorough research before investing in any security. Our long-term strategies coupled with our extensive knowledge of each investment we select enable us to look forward with confidence as we continue to invest for the future.


/s/ Gregory J. Hahn

Gregory J. Hahn, CFA
Senior Vice President
Portfolio Manager

Report From the Common Stock
Portfolio Adviser

      As we look back at 1997, we are able to draw a few insights on what is in store for 1998. While the first three quarters exhibited strong growth and favorable market conditions, the fourth quarter proved to be most eventful in terms of future effects on market performance.

      As is typical for most fourth quarters, the period began with much anxiety related to market strength, sustainability of corporate profits, and increasing volatility in Asian currency markets. Anxieties peaked on October 27th when the Dow Jones Industrial Average dropped 554 points (7.2 percent), the largest single point decline ever, surrounding fears of asset deflation in Asian markets. Despite a relatively good series of earnings reports and economic releases throughout the balance of the quarter, including low inflation and 25-year-low unemployment levels, concerns about the Asian influence prevailed.

      Following the market plunge, much of the capital previously invested in Asia-Pacific markets sought safety in the U.S. market through purchases of S&P 500 futures contracts. As a result, the Index gained ground, with stocks of the largest 20 companies in the marketplace outperforming nearly everything in sight. However, virtually all other stocks remained at October 27th levels or drifted even lower. Due to the strong fourth quarter move of the largest company stocks, the S&P 500 finished the year up 33.36 percent, outperforming the returns of 90 percent of all actively managed funds, as well as the Russell 2000 Small Stock Index, which returned 22.36 percent. This is the fourth straight year that the market has seen this kind of divergence.

      In terms of sector performance, strong returns were realized in interest rate-sensitive areas (financial institutions and utilities) and in defensive stocks (food retailers and consumer staples). These sectors benefited from the strong rally in the bond market and from the influx of invested dollars coming from technology and energy sectors, which turned in some of the fourth quarter's lowest returns. Our underweighting in financial institutions, utilities and staples and our larger weightings in technology and energy explain why the fourth quarter was a difficult one for us.

      Despite these problems, many of our stocks enjoyed good earnings reports and persevered during a time of high market volatility. Perhaps most rewarding was the announcement that IBM/Tivoli bought Software Artistry for $24.50 per share in cash; we were prematurely rewarded with a 200 percent return for our share owners over the holding period.

      We expect a cautionary tone to prevail over the market in 1998; as such, we intend to increase our focus on earnings stories with strong balance sheets and cashflow generation. We will also look for yield as a component of total return whenever possible. In addition, we will watch for opportunities in technology and energy given the aggressive sell-off in these sectors in late 1997.

      Our investment strategy continues to rely on a bottom-up approach to stock selection. Through extensive research of the companies in which we invest, our goal is to discover good growth stories in stocks that still trade at reasonable valuations. We are committed to a long-term reliance on this strategy, and believe that it will serve our share owners well in the upcoming year.


/s/ Thomas J. Pence

Thomas J. Pence
Vice President
Portfolio Manager

CONSECO CAPITAL MANAGEMENT, INC.

================================================================================

Report From the Government Securities
Portfolio Adviser

      The currency crisis in Asia has pulled the U.S. Government along in its torrent. The unprecedented drop in yields has apparently little regard for a U.S. economy that is operating at capacity with a tight labor market. The Federal Reserve has continued its policy of benign neglect in part due to good news on the inflation front.

      The "Asian contagion" has not been without its peripheral symptoms for the seemingly immune bond market. Corporate bond spreads have widened in response to a fuzzy profit picture and U.S. Government Agency securities ("Agency") have followed suit, if only to keep pace with corporates. Thus, we have been utilizing both corporates and Agency spreads in the short portion of the portfolio to increase the overall yield of the portfolio without incurring significant risk. In addition, as Agency spreads have widened significantly, we have taken advantage of this opportunity to purchase various Agency securities in the shorter maturity spectrum.The outlook for the early part of 1998 is clouded by events in Asia, but we assert most of the drama is behind us. Restructuring will be time consuming and painful for the Asian populace, and we doubt if the U.S. Government bond market will be able to sustain these levels. Consequently, we are shorter in duration than our benchmark and have taken advantage of the widening in spread to increase our positions in corporate and Agency securities.


/s/ G. Nolan Smith

G. Nolan Smith
Vice President
Portfolio Manager

Report From the Money Market
Portfolio Adviser

      The Federal Open Market Committee ("FOMC") met three times to discuss the economic and financial outlook and implementation of monetary policy during the first half of 1997. The main theme of the first half was how wage inflation would affect future price inflation. Unemployment inched downward from 5.4 percent in February to 5.3 percent in March and speculation that a smaller employment pool would increase wages was a major concern. Even with price inflation subdued throughout the first half of 1997, the FOMC raised the Fed Funds Target Rate as a precautionary measure to a 5.50 yield. Most banks raised their prime rate to 8.5 percent in conjunction with the Fed.

      The second half of 1997 up to November was fairly the same. The threat of an additional Fed Fund Target increase was always imminent when the FOMC met five times in the second half. The same arguments used for the first half were a concern for the second half: unemployment rate and wage inflation. This sentiment changed when the Asian currencies were being devalued, which lead to a flight to quality in U.S. Treasury bonds. The FOMC held rates at 5.50 percent and explained that deflation was a concern for the near future and noted that the Asian economy would affect future U.S. corporate profits.

      Throughout the entire second half of the year, money market levels fluctuated around the Fed Funds Target Rate. Top tier 30 day commercial paper traded on average at a 5.382 percent yield in the first half and 5.536 percent in the second. The yield on the 3 month T-Bill went from 4.835 percent on June 2nd to 5.473 percent on December 23rd, and the 1 year T-bill fluctuated from a high of 6.069 percent to a low of 5.214 percent.

      The objectives of the Money Market Portfolio have not changed. We attempt to balance safety, liquidity and total return in managing a fully diversified portfolio of money market securities. These objectives are met by investing in United States Government and agency obligations, top tier commercial paper, and highly rated corporate debt.


/s/ Darren B. Meyer

Darren B. Meyer
Portfolio Manager

CONSECO SERIES TRUST

Statement of Assets and Liabilities

December 31, 1997

==============================================================================================================================
                                                                  ASSET        COMMON       CORPORATE   GOVERNMENT     MONEY
                                                                ALLOCATION      STOCK         BOND      SECURITIES     MARKET
                                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments in securities (cost or amortized cost
    $25,967,978, $200,349,239, $19,785,358,
    $3,799,469, and $8,198,494, respectively) ................  $27,265,057  $216,896,715  $20,187,193  $3,837,894  $8,198,494
  Cash .......................................................       38,093       466,013      708,188     202,692     297,967
  Accrued interest and dividends .............................      214,186       144,474      376,890      41,368       1,489
  Receivable for securities sold .............................    1,407,319    12,261,605    1,736,447     445,482          --
  Receivable for shares sold .................................      202,046       726,314       20,910          --     108,132
------------------------------------------------------------------------------------------------------------------------------
      Total assets ...........................................   29,126,701   230,495,121   23,029,628   4,527,436   8,606,082
------------------------------------------------------------------------------------------------------------------------------

Liabilities:
  Accrued expenses ...........................................       18,528       155,304       13,288       2,695       3,346
  Payable for securities purchased ...........................    1,185,771    13,354,216    1,739,485     246,615          --
  Payable for shares redeemed ................................           --            --           --       7,851          --
------------------------------------------------------------------------------------------------------------------------------
      Total liabilities ......................................    1,204,299    13,509,520    1,752,773     257,161       3,346
------------------------------------------------------------------------------------------------------------------------------
        Net assets (Note 5) ..................................  $27,922,402  $216,985,601  $21,276,855  $4,270,275  $8,602,736
==============================================================================================================================

Shares outstanding (unlimited number of shares authorized) ...    2,096,173    10,761,482    2,099,243     354,671   8,602,736
Net asset value, offering and redemption price per share .....  $     13.32  $      20.16  $     10.14  $    12.04  $     1.00
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended December 31, 1997

====================================================================================================================================
                                                                            ASSET        COMMON     CORPORATE  GOVERNMENT   MONEY
                                                                          ALLOCATION      STOCK       BOND     SECURITIES   MARKET
                                                                          PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends ...........................................................  $  103,533   $  1,491,368  $       --  $     --   $     --
  Amortization ........................................................       8,875             --       2,091       901         --
  Interest ............................................................     737,370        580,346   1,372,871   271,900    426,059
------------------------------------------------------------------------------------------------------------------------------------
      Total investment income .........................................     849,778      2,071,714   1,374,962   272,801    426,059
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fees ............................................     119,987      1,145,633      95,504    20,206     19,048
  Compensation expense ................................................      20,449        178,948      17,893     3,788      7,143
  Custodial fees ......................................................      20,089         11,747      13,066     7,344      4,480
  Other ...............................................................      23,632        191,694      20,921     5,966      8,969
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................................     184,157      1,528,022     147,384    37,304     39,640
  Less: Expenses charged to the Adviser (Note 3) ......................      20,538            511      13,678     9,016      5,353
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses ..................................................     163,619      1,527,511     133,706    28,288     34,287
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income .......................................     686,159        544,203   1,241,256   244,513    391,772
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on sales of investments ...................   3,443,444     48,553,010     272,118    29,743        (65)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
  Beginning of year ...................................................   1,873,913     32,528,460      86,529    (9,879)        --
  End of year (Note 4) ................................................   1,297,079     16,547,476     401,835    38,425         --
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation (depreciation) of investments    (576,834)   (15,980,984)    315,306    48,304         --
------------------------------------------------------------------------------------------------------------------------------------
          Net realized and unrealized gains (losses) on investments ...   2,866,610     32,572,026     587,424    78,047        (65)
------------------------------------------------------------------------------------------------------------------------------------

            Net increase in net assets from operations ................  $3,552,769   $ 33,116,229  $1,828,680  $322,560   $391,707
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Statement of Changes in Net Assets

For the Years Ended December 31, 1997 and 1996

===================================================================================================================
                                                             ASSET ALLOCATION                  COMMON STOCK
                                                                 PORTFOLIO                      PORTFOLIO
                                                        ----------------------------  -----------------------------
                                                            1997           1996            1997            1996
-------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income ..............................  $    686,159   $    395,293   $     544,203   $      82,918
  Net realized gains (losses) on sales of investments      3,443,444      1,798,137      48,553,010      32,662,345
  Net change in unrealized appreciation (depreciation)
    of investments ...................................      (576,834)     1,077,575     (15,980,984)     19,248,985
-------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from operations .....     3,552,769      3,271,005      33,116,229      51,994,248
-------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2) .....................       (78,588)      (117,810)       (253,222)       (310,774)
-------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income
  and net realized short-term capital gains ..........    (3,333,678)    (1,838,944)    (35,669,657)    (26,591,735)
-------------------------------------------------------------------------------------------------------------------
Distribution to shareholders of net realized long-term
  capital gains ......................................      (795,925)      (354,487)    (13,427,556)     (6,153,526)
-------------------------------------------------------------------------------------------------------------------
Capital share transactions:
  Net proceeds from sale of shares ...................     9,907,488      5,671,987      21,244,308      15,914,256
  Net asset value of shares issued from reinvestment
    of dividends and distributions ...................     4,208,191      2,311,241      49,350,435      33,056,035
  Cost of shares redeemed ............................    (2,270,061)    (1,794,161)     (8,707,426)     (6,211,539)
-------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from
        capital share transactions ...................    11,845,618      6,189,067      61,887,317      42,758,752
-------------------------------------------------------------------------------------------------------------------
          Net increase in net assets .................    11,190,196      7,148,831      45,653,111      61,696,965
Net assets, beginning of year ........................    16,732,206      9,583,375     171,332,490     109,635,525
-------------------------------------------------------------------------------------------------------------------
          Net assets, end of year (Note 5) ...........  $ 27,922,402   $ 16,732,206   $ 216,985,601   $ 171,332,490
===================================================================================================================
Share data:
  Shares sold ........................................       711,783        429,309         957,299         760,970
  Shares issued from reinvestment of dividends
    and distributions ................................       309,812        174,386       2,357,384       1,553,738
  Shares redeemed ....................................      (167,731)      (134,824)       (395,255)       (290,666)
-------------------------------------------------------------------------------------------------------------------
      Net increase in number of shares outstanding ...       853,864        468,871       2,919,428       2,024,042
===================================================================================================================

====================================================================================
                                                               CORPORATE BOND
                                                                 PORTFOLIO
                                                        ----------------------------
                                                            1997           1996
------------------------------------------------------------------------------------
Changes from operations:
  Net investment income ..............................  $  1,241,256   $  1,106,647
  Net realized gains (losses) on sales of investments        272,118         (5,075)
  Net change in unrealized appreciation (depreciation)
    of investments ...................................       315,306       (277,156)
------------------------------------------------------------------------------------
      Net increase in net assets from operations .....     1,828,680        824,416
------------------------------------------------------------------------------------
Net income equalization (Note 2) .....................        (5,144)        (8,548)
------------------------------------------------------------------------------------
Dividends to shareholders from net investment income
  and net realized short-term capital gains ..........    (1,500,199)    (1,100,232)
------------------------------------------------------------------------------------
Distribution to shareholders of net realized long-term
  capital gains ......................................            --             --
------------------------------------------------------------------------------------
Capital share transactions:
  Net proceeds from sale of shares ...................     4,517,431      2,840,237
  Net asset value of shares issued from reinvestment
    of dividends and distributions ...................     1,505,343      1,108,780
  Cost of shares redeemed ............................    (2,532,596)    (2,247,681)
------------------------------------------------------------------------------------
      Net increase in net assets from
        capital share transactions ...................     3,490,178      1,701,336
------------------------------------------------------------------------------------
          Net increase in net assets .................     3,813,515      1,416,972
Net assets, beginning of year ........................    17,463,340     16,046,368
------------------------------------------------------------------------------------
          Net assets, end of year (Note 5) ...........  $ 21,276,855   $ 17,463,340
====================================================================================
Share data:
  Shares sold ........................................       449,676        285,892
  Shares issued from reinvestment of dividends
    and distributions ................................       149,867        111,611
  Shares redeemed ....................................      (251,946)      (227,117)
------------------------------------------------------------------------------------
      Net increase in number of shares outstanding ...       347,597        170,386
====================================================================================

    The accompanying notes are an intergral part of these financial statements.

CONSECO SERIES TRUST

For the Years Ended December 31, 1997 and 1996

=======================================================================================================================
                                                                    GOVERNMENT SECURITIES            MONEY MARKET
                                                                          PORTFOLIO                   PORTFOLIO
                                                                 -------------------------   --------------------------
                                                                     1997          1996          1997           1996
-----------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income .......................................  $   244,513   $   257,382   $    391,772   $   288,886
  Net realized gains (losses) on sale of investments ..........       29,743        50,341            (65)           17
  Net change in unrealized appreciation (depreciation)
    of investments ............................................       48,304      (207,272)            --            --
-----------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from operations ..............      322,560       100,451        391,707       288,903
-----------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2) ..............................           51         2,180             --            --
-----------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income and
  net realized short-term capital gains .......................     (289,206)     (254,150)      (391,707)     (288,903)
-----------------------------------------------------------------------------------------------------------------------
Distribution to shareholders of net realized long-term
  capital gains ...............................................           --       (16,363)            --            --
-----------------------------------------------------------------------------------------------------------------------
Capital share transactions:
  Net proceeds from sale of shares ............................      640,218       282,122     10,118,046     4,844,730
  Net asset value of shares issued from reinvestment
    of dividends and distributions ............................      289,155       268,333        391,707       288,903
  Cost of shares redeemed .....................................     (716,194)     (971,489)    (8,891,680)   (3,544,847)
-----------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from
        capital share transactions ............................      213,179      (421,034)     1,618,073     1,588,786
-----------------------------------------------------------------------------------------------------------------------
          Net increase in net assets ..........................      246,584      (588,916)     1,618,073     1,588,786
Net assets, beginning of year .................................    4,023,691     4,612,607      6,984,663     5,395,877
-----------------------------------------------------------------------------------------------------------------------
          Net assets, end of year (Note 5) ....................  $ 4,270,275   $ 4,023,691   $  8,602,736   $ 6,984,663
=======================================================================================================================
Share data:
  Shares sold .................................................       53,641        23,306     10,118,046     4,844,730
  Shares issued from reinvestment of dividends
    and distributions .........................................       24,228        22,360        391,707       288,903
  Shares redeemed .............................................      (60,110)      (81,432)    (8,891,680)   (3,544,847)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in number of shares outstanding ...       17,759       (35,766)     1,618,073     1,588,786
=======================================================================================================================

   The accompanying notes are an intergral part of these financial statements.

CONSECO SERIES TRUST

Asset Allocation Portfolio

Statement of Investments in Securities

December 31, 1997

================================================================================
 NUMBER
OF SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------

          Common Stocks
          (55.94% of total investments) (a)

          APPAREL AND ACCESSORY STORES (1.90%)
  14,850  The Finish Line, Inc. (b) ..............................  $    194,906
  11,950  Goody's Family Clothing, Inc. (b) ......................       324,885
                                                                    ------------
                                                                         519,791
                                                                    ------------
          BUSINESS SERVICES (7.15%)
  16,450  Affiliated Computer Services, Inc. (b) .................       432,832
  10,200  Autodesk, Inc. .........................................       377,400
   9,050  DataWorks Corporation (b) ..............................       179,869
  11,100  First Data Corporation .................................       324,675
   9,100  Rent-Way, Inc. (b) .....................................       168,350
  14,850  Renter's Choice, Inc. (b) ..............................       304,425
   8,800  Sotheby's Holdings, Inc. ...............................       162,800
                                                                    ------------
                                                                       1,950,351
                                                                    ------------
          CHEMICALS AND ALLIED PRODUCTS (0.76%)
   5,000  The B.F. Goodrich Company ..............................       207,185
                                                                    ------------
          COMMUNICATIONS BY PHONE, TELEVISION,
          RADIO, CABLE (3.54%)
  24,150  Brightpoint, Inc. (b) ..................................       335,081
  10,800  Cincinnati Bell, Inc. ..................................       334,800
  20,350  LCC International, Inc. (b) ............................       295,075
                                                                    ------------
                                                                         964,956
                                                                    ------------
          DEPOSITORY INSTITUTIONS (3.34%)
  10,950  John Alden Financial Corporation .......................       262,800
   8,500  Norwest Corporation ....................................       328,313
   2,850  U.S. Bancorp ...........................................       319,020
                                                                    ------------
                                                                         910,133
                                                                    ------------
          DURABLE GOODS -- WHOLESALE (3.77%)
  18,500  IKON Office Solutions, Inc. ............................       520,312
   9,150  Pomeroy Computer Resources, Inc. (b) ...................       162,413
  14,000  Watsco, Inc. ...........................................       345,618
                                                                    ------------
                                                                       1,028,343
                                                                    ------------
          EATING AND DRINKING PLACES (0.87%)
  10,300  ShowBiz Pizza Time, Inc. (b) ...........................       236,900
                                                                    ------------
          ELECTRIC, GAS, WATER, COGENERATION,
          SANITARY SERVICES (2.46%)
  19,800  Kinder Morgan Energy Partners, L.P. ....................       670,725
                                                                    ------------
          ELECTRICAL EQUIPMENT,
          EXCEPT COMPUTERS (1.76%)
   7,150  Comverse Technology, Inc. (b) ..........................       278,850
  12,100  Exar Corporation (b) ...................................       199,650
                                                                    ------------
                                                                         478,500
                                                                    ------------
          FOOD STORES (0.90%)
   9,650  Casey's General Stores, Inc. ...........................       244,869
                                                                    ------------
          GENERAL MERCHANDISE STORES (1.92%)
  17,875  Family Dollar Stores, Inc. .............................       523,952
                                                                    ------------
          HEALTH SERVICES (1.67%)
   6,700  Prime Medical Services, Inc. (b) .......................        92,540
  13,875  Quorum Health Group, Inc. (b) ..........................       362,484
                                                                    ------------
                                                                         455,024
                                                                    ------------
          HOME FURNISHING AND
          EQUIPMENT STORES (1.20%)
   8,450  Tandy Corporation ......................................       325,849
                                                                    ------------
          HOUSING AND OTHER LODGING PLACES (1.81%)
  11,190  Fairfield Communities, Inc. (b) ........................       493,759
                                                                    ------------
          INDUSTRIAL, COMMERCIAL MACHINERY,
          COMPUTERS (2.48%)
  12,550  EMC Corporation (b) ....................................       344,334
   8,700  Lexmark International Group, Inc. (b) ..................       330,600
                                                                    ------------
                                                                         674,934
                                                                    ------------
          MEASURING INSTRUMENTS, PHOTO GOODS,
          WATCHES (6.57%)
   9,250  Analogic Corporation ...................................       351,500
  10,350  DENTSPLY International, Inc. ...........................       315,675
  10,200  Sola International, Inc. (b) ...........................       331,500
   6,650  STERIS Corporation (b) .................................       320,863
  12,550  Waters Corporation (b) .................................       472,194
                                                                    ------------
                                                                       1,791,732
                                                                    ------------
          NON-DURABLE GOODS WHOLESALE (1.58%)
   4,500  Chemed Corporation .....................................       186,467
  12,400  U.S. Office Products Company (b) .......................       243,350
                                                                    ------------
                                                                         429,817
                                                                    ------------
          OIL AND GAS EXTRACTION (4.54%)
   4,250  BJ Services Company (b) ................................       305,732
  12,450  Enron Oil & Gas Company ................................       263,778
   5,850  Ocean Energy, Inc. (b) .................................       288,475
   7,900  Transocean Offshore Inc. ...............................       380,677
                                                                    ------------
                                                                       1,238,662
                                                                    ------------
          PAPER AND ALLIED PRODUCTS (1.70%)
   5,800  Schweitzer-Mauduit International, Inc. .................       216,050
   2,750  St. Joe Corporation ....................................       248,875
                                                                    ------------
                                                                         464,925
                                                                    ------------
          PERSONAL SERVICES (0.90%)
   5,500  H&R Block, Inc. ........................................       246,466
                                                                    ------------
          RAILROAD TRANSPORTATION (1.57%)
  13,500  Kansas City Southern Industries, Inc. ..................       428,625
                                                                    ------------
          SECURITY AND COMMODITY BROKERS (1.90%)
   3,100  Franklin Resources, Inc. ...............................       269,505
   7,100  The John Nuveen Company ................................       248,500
                                                                    ------------
                                                                         518,005
                                                                    ------------
          STONE, CLAY, GLASS, CONCRETE (1.65%)
  15,600  Department 56, Inc. (b) ................................       448,500
                                                                    ------------
          Total common stocks (cost $14,130,464) .................  $ 15,252,003
                                                                    ------------

                                  (Continued)

CONSECO SERIES TRUST

Asset Allocation Portfolio

Statement of Investments in Securities - Continued

December 31, 1997

================================================================================
 NUMBER
OF SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------

          Preferred Stocks
          (5.61% of total investments) (a)

          COMMUNICATIONS BY PHONE, TELEVISION,
          RADIO, CABLE (2.95%)
  28,000  Intermedia Communications Inc., 7% PFD .................  $    805,000
                                                                    ------------
          ELECTRIC, GAS, WATER, COGENERATION,
          SANITARY SERVICES (2.66%)
  14,000  The AES Corporation Trust II, 5.5% CUM CVT PFD .........       726,250
                                                                    ------------
          Total preferred stocks (cost $1,400,000) ...............  $  1,531,250
                                                                    ------------

PRINCIPAL
  AMOUNT                           SECURITY                             VALUE
--------------------------------------------------------------------------------

          Corporate Bonds
          (34.78% of total investments) (a)

          APPAREL AND OTHER FINISHED PRODUCTS (0.47%)
$125,000  Guess?, Inc., 9.500%, due 08/15/2003 ...................  $    129,062
                                                                    ------------
          AUTO REPAIR AND PARKING (0.81%)
 200,000  Amerco -MTN, 7.470%, due 01/15/2027 ....................       219,500
                                                                    ------------
          BUSINESS SERVICES (0.74%)
 200,000  Computervision Corporation, 11.375%,
          due 08/15/1999 .........................................       202,000
                                                                    ------------
          COMMUNICATIONS BY PHONE, TELEVISION,
          RADIO, CABLE (2.39%)
 240,000  Cencall Communications, 0.000%,
          due 01/15/2004 .........................................       217,500
 190,000  Continental Cablevision, Inc., 9.000%,
          due 09/01/2008 .........................................       221,588
 200,000  Peoples Telephone Co., Inc., 12.250%,
          due 07/15/2002 .........................................       212,500
                                                                    ------------
                                                                         651,588
                                                                    ------------
          DEPOSITORY INSTITUTIONS (2.10%)
 200,000  Anchor Bancorp, Inc., 8.938%, due 07/09/2003 ...........       207,750
 250,000  Centura Capital Trust I, 8.845%,
          due 06/01/2027 (d) .....................................       277,178
 100,000  Hutchison Whampoa Finance, 7.450%,
          due 08/01/2017 (d) .....................................        88,865
                                                                    ------------
                                                                         573,793
                                                                    ------------
          DURABLE GOODS -- WHOLESALE (3.01%)
 375,000  Cellstar Corporation, 5.000%, due 10/15/2002 (d) .......       275,625
 500,000  Pioneer Standard Electronics, Inc., 8.500%,
          due 08/01/2006 .........................................       545,000
                                                                    ------------
                                                                         820,625
                                                                    ------------
          ELECTRIC, GAS, WATER, COGENERATION,
          SANITARY SERVICES (3.54%)
 450,000  CMS Energy Corporation, 7.625%,
          due 11/15/2004 .........................................       452,813
   4,000  System Energy Resources, Inc., 11.375%,
          due 09/01/2016 .........................................         4,000
 500,000  Trench Electric S.A. and Trench Inc., 10.250%,
          due 12/15/2007(d) ......................................       509,375
                                                                    ------------
                                                                         966,188
                                                                    ------------
          HOME FURNITURE AND EQUIPMENT STORES (1.90%)
 500,000  MacSaver Financial Services, 7.875%,
          due 08/01/2003 .........................................       517,500
                                                                    ------------
          INSURANCE COMPANIES (0.51%)
$100,000  Delphi Financial, 8.000%, due 10/01/2003 ...............       103,625
 100,000  Home Holdings, Inc., 8.625%, due 12/15/2003 ............        34,500
                                                                    ------------
                                                                         138,125
                                                                    ------------
          MINING -- METALS AND ORES (1.47%)
 500,000  Echo Bay Mines, 11.000%, due 04/01/2027 ................       400,000
                                                                    ------------
          MISCELLANEOUS MANUFACTURING (0.74%)
 200,000  USI American Holdings Inc., 7.250%,
          due 12/01/2006 .........................................       201,750
                                                                    ------------
          MISCELLANEOUS RETAIL (0.77%)
 200,000  Phar-Mor, Inc., 11.720%, 09/11/2002 ....................       210,500
                                                                    ------------
          NON-DEPOSITORY CREDIT INSTITUTIONS (1.11%)
 300,000  MCN Financing VI, 6.850%, due 10/28/1999 (d) ...........       303,084
                                                                    ------------
          OIL AND GAS EXTRACTION (9.39%)
 650,000  LASMO (USA), Inc., 6.750%, due 12/15/2007 ..............       656,500
 200,000  Parker Drilling Corporation, 9.750%,
          due 11/15/2006 .........................................       216,000
 500,000  Petrozuata Finance, Inc., 8.220%,
          due 04/01/2017 (d) .....................................       518,750
 500,000  Pride Petroleum Services, Inc., 9.375%,
          due 05/01/2007 .........................................       538,750
 600,000  Triton Energy Ltd., 9.250%, due 04/15/2005                     630,000
                                                                    ------------
                                                                       2,560,000
                                                                    ------------
          PAPER AND ALLIED PRODUCTS (0.39%)
 100,000  Westvaco Corporation, 10.300%, due 01/15/2019 ..........       106,250
                                                                    ------------
          SECURITY AND COMMODITY BROKERS (3.59%)
  55,000  Lehman Brothers, Inc., 7.375%, due 01/15/2007 ..........        57,681
 250,000  Lehman Brothers Holdings Inc.,
          Series E - MTN, 6.625%, due 12/27/2002 .................       251,562
 550,000  Salomon Inc., 7.300%, due 05/15/2002 ...................       569,250
 100,000  Salomon Inc. Series C - MTN, 6.500%,
          due 08/15/2003 .........................................        99,625
                                                                    ------------
                                                                         978,118
                                                                    ------------
          STONE, CLAY, GLASS, CONCRETE (0.79%)
 200,000  USG Corporation, 9.250%, due 09/15/2001 ................       215,750
                                                                    ------------
          TEXTILE MILL PRODUCTS (0.66%)
 200,000  Polysindo International Finance Company, 13.000%,
          due 06/15/2001 .........................................       180,000
                                                                    ------------
          U.S. GOVERNMENT AND AGENCY
          OBLIGATIONS (0.40%)
 100,000  U.S. Treasury Note, 7.250%, due 08/15/2004 .............       108,152
                                                                    ------------
          Total corporate bonds (cost $9,437,694) ................     9,481,985
                                                                    ------------
          Commercial Paper
          (3.67% of total investments) (a)

          DEPOSITORY INSTITUTIONS (3.67%)
1,000,000 UBS Finance (DE), Inc., 6.500%, due 01/02/1998 .........       999,819
                                                                    ------------
          Total commercial paper (cost $999,819) .................       999,819
                                                                    ------------
          Total investments in securities
          (cost $25,967,978) (c) .................................  $ 27,265,057
                                                                    ============

----------

(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications

(b)   Non-dividend paying common stock

(c)   Cost also represents cost for federal income tax purposes

(d)   Restricted under Rule 144A of the Securities Act of 1933

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Common Stock Portfolio
Statement of Investments in Securities

December 31, 1997

================================================================================
    NUMBER
   OF SHARES                       SECURITY                             VALUE
--------------------------------------------------------------------------------

               Common Stocks
               (94.98% of total investments) (a)

               APPAREL AND ACCESSORY STORES (3.13%)
      196,900  The Finish Line, Inc. (b) .........................  $  2,584,313
      154,500  Goody's Family Clothing, Inc. (b) .................     4,200,391
                                                                    ------------
                                                                       6,784,704
                                                                    ------------
               BUSINESS SERVICES (12.04%)
      213,550  Affiliated Computer Services, Inc. (b) ............     5,618,928
      142,900  Autodesk, Inc. ....................................     5,287,300
      126,850  DataWorks Corporation (b) .........................     2,521,143
      143,050  First Data Corporation ............................     4,184,213
      126,900  Rent-Way, Inc. (b) ................................     2,347,650
      192,100  Renter's Choice, Inc. (b) .........................     3,938,050
      120,250  Sotheby's Holdings, Inc. ..........................     2,224,625
                                                                    ------------
                                                                      26,121,909
                                                                    ------------
               CHEMICALS & ALLIED PRODUCTS (1.41%)
       73,600  The B.F. Goodrich Company .........................     3,049,763
                                                                    ------------
               COMMUNICATIONS BY PHONE, TELEVISION,
               RADIO, CABLE (6.03%)
      312,250  Brightpoint, Inc. (b) .............................     4,332,469
      160,250  Cincinnati Bell, Inc. .............................     4,967,750
      260,950  LCI International, Inc. (b) .......................     3,783,775
                                                                    ------------
                                                                      13,083,994
                                                                    ------------
               DEPOSITORY INSTITUTIONS (5.93%)
      141,400  John Alden Financial Corporation ..................     3,393,600
      124,000  Norwest Corporation ...............................     4,789,500
       41,850  U.S. Bancorp ......................................     4,684,563
                                                                    ------------
                                                                      12,867,663
                                                                    ------------
               DURABLE GOODS -- WHOLESALE (6.19%)
      239,150  IKON Office Solutions, Inc. .......................     6,726,094
      118,650  Pomeroy Computer Resources, Inc. (b) ..............     2,106,037
      185,850  Watsco, Inc. ......................................     4,588,079
                                                                    ------------
                                                                      13,420,210
                                                                    ------------
               EATING AND DRINKING PLACES (1.53%)
      144,750  ShowBiz Pizza Time, Inc. (b) ......................     3,329,250
                                                                    ------------
               ELECTRIC, GAS, WATER, COGENERATION,
               SANITARY SERVICES (4.51%)
      289,100  Kinder Morgan Energy Partners, L.P. ...............     9,793,263
                                                                    ------------
               ELECTRICAL EQUIPMENT,
               EXCEPT COMPUTERS (3.01%)
       92,200  Comverse Technology, Inc. (b) .....................     3,595,800
      177,800  Exar Corporation (b) ..............................     2,933,700
                                                                    ------------
                                                                       6,529,500
                                                                    ------------
               FOOD STORES (1.64%)
      139,900  Casey's General Stores, Inc. ......................     3,549,962
                                                                    ------------
               GENERAL MERCHANDISE STORES (3.12%)
      230,600  Family Dollar Stores, Inc. ........................     6,759,347
                                                                    ------------
               HEALTH SERVICES (2.82%)
       92,050  Prime Medical Services, Inc. (b) ..................     1,271,395
      185,125  Quorum Health Group, Inc. (b) .....................     4,836,391
                                                                    ------------
                                                                       6,107,786
                                                                    ------------
               HOME FURNITURE AND EQUIPMENT STORES (2.02%)
      113,850  Tandy Corporation .................................     4,390,284
                                                                    ------------
               HOTELS, OTHER LODGING PLACES (2.94%)
      144,513  Fairfield Communities, Inc. (b) ...................     6,376,636
                                                                    ------------
               INDUSTRIAL, COMMERCIAL MACHINERY,
               COMPUTERS (4.13%)
      161,850  EMC Corporation (b) ...............................     4,440,678
      119,000  Lexmark International Group, Inc. (b) .............     4,522,000
                                                                    ------------
                                                                       8,962,678
                                                                    ------------
               MEASURING INSTRUMENTS, PHOTO GOODS,
               WATCHES (10.94%)
      124,600  Analogic Corporation ..............................     4,734,800
      140,050  DENTSPLY International, Inc. ......................     4,271,525
      136,650  Sola International, Inc. (b) ......................     4,441,125
       86,900  STERIS Corporation (b) ............................     4,192,925
      161,900  Waters Corporation (b) ............................     6,091,488
                                                                    ------------
                                                                      23,731,863
                                                                    ------------
               NON-DURABLE GOODS WHOLESALE (2.70%)
       62,250  Chemed Corporation ................................     2,579,453
      166,525  U.S. Office Products Company (b) ..................     3,268,053
                                                                    ------------
                                                                       5,847,506
                                                                    ------------
               OIL & GAS EXTRACTION (7.48%)
       58,200  BJ Services Company (b) ...........................     4,186,733
      160,690  Enron Oil & Gas Company ...........................     3,404,539
       75,400  Ocean Energy, Inc. (b) ............................     3,718,125
      101,950  Transocean Offshore Inc. ..........................     4,912,665
                                                                    ------------
                                                                      16,222,062
                                                                    ------------
               PAPER AND ALLIED PRODUCTS (2.90%)
       81,400  Schweitzer-Mauduit International, Inc. ............     3,032,150
       35,950  St. Joe Corporation ...............................     3,253,475
                                                                    ------------
                                                                       6,285,625
                                                                    ------------
               PERSONAL SERVICES (1.48%)
       71,700  H&R Block, Inc. ...................................     3,213,020
                                                                    ------------
               RAILROAD TRANSPORTATION (2.56%)
      174,650  Kansas City Southern Industries, Inc. .............     5,545,137
                                                                    ------------
               SECURITY AND COMMODITY BROKERS (3.59%)
       40,050  Franklin Resources, Inc. ..........................     3,481,827
       99,350  The John Nuveen Company ...........................     3,477,250
       28,950  New England Investment Companies, L.P. ............       828,694
                                                                    ------------
                                                                       7,787,771
                                                                    ------------
               STONE, CLAY, GLASS, CONCRETE (2.88%)
      217,000  Department 56, Inc. (b) ...........................     6,238,750
                                                                    ------------
               Total common stocks (cost $189,451,207) ...........  $205,998,683
                                                                    ------------

   PRINCIPAL
     AMOUNT                        SECURITY                             VALUE
--------------------------------------------------------------------------------

               Commercial Paper
               (5.02% of total investments) (a)

               DEPOSITORY INSTITUTIONS (5.02%)
  $10,900,000  UBS Finance (DE), Inc., 6.500%, due 01/02/1998 ....  $ 10,898,032
                                                                    ------------
               Total commercial paper (cost $10,898,032) .........    10,898,032
                                                                    ------------
               Total investments in securities
               (cost $200,349,239) (c) ...........................  $216,896,715
                                                                    ------------

----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industry Classifications

(b)   Non-dividend paying common stock

(c)   Cost also represents cost for federal income tax purposes

The accompanying notes are an integral part of these financial  statements.

CONSECO SERIES TRUST

Corporate Bond Portfolio

Statement of Investments in Securities

December 31, 1997

================================================================================
   PRINCIPAL
     AMOUNT                        SECURITY                             VALUE
--------------------------------------------------------------------------------

                Corporate Bonds
               (60.14% of total investments) (a)

               AIR TRANSPORTATION (1.44%)
  $   173,329  Delta Airlines 1992 ETC-C, 8.540%,
               due 01/02/2007 ....................................  $    189,361
       99,291  United Airlines 1996-A1 Pass Thru Certificate,
               7.270%, due 01/30/2013 ............................       101,153
                                                                    ------------
                                                                         290,514
                                                                    ------------
               AUTO REPAIR AND PARKING (2.13%)
      100,000  Amerco -MTN, 6.710%, due 10/15/2008 ...............       100,457
      300,000  Amerco -MTN, 7.470%, due 01/15/2027 ...............       329,250
                                                                    ------------
                                                                         429,707
                                                                    ------------
               BUSINESS SERVICES (1.00%)
      200,000  Computervision Corporation, 11.375%,
               due 08/15/1999 ....................................       202,000
                                                                    ------------
               CHEMICALS AND ALLIED PRODUCTS (1.02%)
      200,000  Smith International, Inc., 7.000%, due 09/15/2007 .       206,500
                                                                    ------------
               COMMUNICATIONS BY PHONE, TELEVISION,
               RADIO, CABLE (3.65%)
      285,000  Continental Cablevision, Inc., 9.000%,
               due 09/01/2008 ....................................       332,381
      100,000  Hutchison Whampoa Finance, YANK Series B,
               7.450%, due 08/01/2017 (d) ........................        88,865
      300,000  News America Holdings, 7.750%, due 01/20/2024 .....       315,750
                                                                    ------------
                                                                         736,996
                                                                    ------------
               DEPOSITORY INSTITUTIONS (5.11%)
      300,000  Dao Heng Bank Ltd., 7.750%, due 01/24/2007 (d) ....       264,375
      750,000  St. Paul Bancorp, 7.125%, due 02/15/2004 ..........       766,875
                                                                    ------------
                                                                       1,031,250
                                                                    ------------
               DURABLE GOODS -- WHOLESALE (2.16%)
      400,000  Pioneer Standard Electronics Inc., 8.500%,
               due 08/01/2006 ....................................       436,000
                                                                    ------------
               ELECTRIC, GAS, WATER, COGENERATION,
               SANITARY SERVICES (14.77%)
      250,000  Avon Energy Partners Holdings, 6.730%,
               due 12/11/2002 (d) ................................       251,250
      500,000  CMS Energy Corporation, 7.375%,
               due 11/15/2000 (d) ................................       498,125
      500,000  Coastal Corporation, 6.700%, due 02/15/2027 .......       516,250
      200,000  Long Island Lighting Company, 7.500%,
               due 03/01/2007 ....................................       207,250
      100,000  Salton Sea Funding Corporation, Series E, 8.300%,
               due 05/30/2011 ....................................       107,250
      250,000  Southern Investments Capital, 8.230%,
               due 02/01/2027 ....................................       268,950
      250,000  Tata Electric Company, 7.875%,
               due 08/19/2007 (d) ................................       240,938
      300,000  Tenneco Inc., 10.200%, due 03/15/2008 .............       380,625
      250,000  Trench Electric S.A. and Trench Inc., 10.250%,
               due 12/15/2007 (d) ................................       254,687
      250,000  USA Waste Services, Inc., 7.000%,
               due 10/01/2004 ....................................       256,875
                                                                    ------------
                                                                       2,982,200
                                                                    ------------
               HOME FURNITURE AND EQUIPMENT STORES (2.82%)
      550,000  MacSaver Financial Services, 7.875%,
               due 08/01/2003 ....................................       569,250
                                                                    ------------
               INSURANCE COMPANIES (3.00%)
      150,000  Delphi Financial, 8.000%, due 10/01/2003 ..........       155,438
      400,000  Delphi Funding LLC, 9.310%, due 03/25/2027 ........       450,500
                                                                    ------------
                                                                         605,938
                                                                    ------------
               LUMBER AND WOOD PRODUCTS,
               EXCEPT FURNITURE (1.53%)
      300,000  West Fraser Mill, 7.250%, due 09/15/2002 (d) ......       308,250
                                                                    ------------
               MINING-- METALS AND ORES (1.73%)
      300,000  Echo Bay Mines, 11.000%, due 04/01/2027 ...........       240,000
      150,000  Pohang Iron and Steel Company, 7.125%,
               due 11/01/2006 ....................................       109,366
                                                                    ------------
                                                                         349,366
                                                                    ------------
               MISCELLANEOUS MANUFACTURING (0.50%)
      100,000  USI American Holdings, Inc., 7.250%,
               due 12/01/2006 ....................................       100,875
                                                                    ------------
               NON-DEPOSITORY CREDIT INSTITUTIONS (4.79%)
      100,000  Associates Corporation of North America, 6.450%,
               due 10/15/2001 ....................................       101,000
      250,000  DSPL Finance Company, 9.120%,
               due 12/30/2010 (d) ................................       195,288
      350,000  MCN Financing VI, 6.850%, due 10/28/1999 (d) ......       353,598
      300,000  Safeco Capital Trust I, 8.072%, due 07/15/2037 ....       316,125
                                                                    ------------
                                                                         966,011
                                                                    ------------
               OIL AND GAS EXTRACTION (2.57%)
      500,000  Petrozuata Finance, Inc., 8.220%,
               due 04/01/2017 (d) ................................       518,750
                                                                    ------------
               PAPER AND ALLIED PRODUCTS (1.05%)
      200,000  Westvaco Corporation, 10.300%, due 01/15/2019             212,500
                                                                    ------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) (3.52%)
      400,000  Chelsea GCA Realty Partnership, L.P., 7.250%,
               due 10/21/2007 ....................................       407,000
      300,000  JDN Realty Corporation, 6.800%, due 08/01/2004 ....       303,750
                                                                    ------------
                                                                         710,750
                                                                    ------------
               SECURITY AND COMMODITY BROKERS (7.35%)
      250,000  Lehman Brothers Holdings, Inc., 8.875%,
               due 02/15/2000 ....................................       263,437
      250,000  Lehman Brothers Holdings, Inc. Series E - MTN,
               6.625%, due 12/27/2002 ............................       251,562
      300,000  Morgan Stanley Finance Plc, 8.030%,
               due 02/28/2017 ....................................       319,500
      500,000  Salomon, Inc., 6.250%, due 10/01/1999 .............       500,625
      150,000  Salomon, Inc. Series C - MTN, 6.500%,
               due 08/15/2003 ....................................       149,438
                                                                    ------------
                                                                       1,484,562
                                                                    ------------
               Total corporate bonds (cost $11,858,045) ..........  $ 12,141,419
                                                                    ------------

                                  (Continued)

CONSECO SERIES TRUST

Corporate Bond Portfolio

Statement of Investments in Securities - Continued

December 31, 1997

================================================================================
   PRINCIPAL
     AMOUNT                        SECURITY                             VALUE
--------------------------------------------------------------------------------

               Municipal Bonds
               (6.88% of total investments) (a)

               PUBLIC FINANCE, TAXATION (6.88%)
  $   375,000  Doylestown Pennsylvania, Hospital Authority,
               Revenue, 8.375%, due 07/01/2008 ...................  $    413,906
      100,000  Fort Worth Texas, Higher Education, Finance
               Corporation, Revenue, 7.500% , due 10/01/2006 .....       103,000
      160,000  Lake County Florida, Resource Recovery, Industrial
               Development, Revenue, 7.125%, due 10/01/1999 ......       160,400
      300,000  Mississippi Hospital Equipment and Facilities,
               Authority Revenue, 9.100%, due 04/01/2006 .........       322,500
      382,445  Philadelphia Pennsylvania, Authority for Industrial
               Development, Revenue, 6.488%, due 06/15/2004 ......       389,616
                                                                    ------------
               Total municipal bonds (cost $ 1,341,469) ..........     1,389,422
                                                                    ------------
               Asset Backed Securities
               (10.67% of total investments) (a)

      200,000  EQCC Home Equity Loan Trust 97-1 A7, 7.120%,
               due 05/15/2028 ....................................       206,463
      200,000  Green Tree Financial Corp 1994-4 A5, 8.300%,
               due 07/15/2019 ....................................       221,554
      119,997  Green Tree Recreational Equipment & Consumer
               96-A A1, 5.550%, due 02/15/2018 ...................       119,500
      466,749  Green Tree Recreational Equipment & Consumer
               Trust, 97-C B, 6.750%, due 02/15/2018 .............       466,676
      292,253  Lehman FHA Title 1 Loan Trust 96-2 A2, 6.780%,
               due 03/25/2008 ....................................       293,760
      200,000  National Car Rental Financing Limited Partnership
               1996-1 A2, 6.800%, due 04/20/2000 .................       201,926
      250,000  Newcourt Receivables Asset Trust 1997-1 A3,
               6.110%, due 05/21/2001 ............................       250,078
      392,736  New York City Tax Lien 1996-1 B, 6.910%,
               due 05/25/2005 ....................................       393,042
                                                                    ------------
               Total asset backed securities
               (cost $ 2,124,306) ................................     2,152,999
                                                                    ------------
               Collateralized Mortgage Obligations
               (6.40% of total investments) (a)

      138,624  FHLMC Structured Pass Through Securities T-4 A1,
               7.625%, due 08/25/2022 ............................       142,176
      500,000  Iroquois Trust 97-1 A, 7.000%, due 12/15/2006 .....       503,887
      228,915  JP Morgan Commercial Mortgage Finance
               Corporation 96-C2 A, 6.470%, due 11/25/2027 .......       231,455
      180,863  JP Morgan Commercial Mortgage Finance
               Corporation 97-C4 A1, 6.939%, due 12/26/2028 ......       183,237
      223,639  Rural Housing Trust 1987-1 3B, 7.330%,
               due 04/01/2026 ....................................       230,698
                                                                    ------------
               Total collateralized mortgage obligations
               (cost $ 1,277,335) ................................     1,291,453
                                                                    ------------
               U. S. Government and Agency Obligations
               (10.96% of total investments) (a)

      405,951  Federal Home Loan Mortgage Corp., # G00479,
               9.000%, due 04/01/2025 ............................       431,958
      250,000  Federal Home Loan Bank, 5.825%,
               due 11/19/1999 ....................................       250,045
       33,175  Federal National Mortgage Assn., # 062289,
               6.710%, due 03/01/2028 ............................        33,714
      228,920  Federal National Mortgage Assn., # 183567,
               7.500%, due 11/01/2022 ............................       234,357
      213,983  Federal National Mortgage Assn., # 286122,
               7.000%, due 06/01/2024 ............................       215,655
      189,396  Federal National Mortgage Assn., # 349410,
               7.000%, due 08/01/2026 ............................       190,875
        1,397  Government National Mortgage Assn., # 051699,
               15.000%, due 07/15/2011 ...........................         1,666
        2,630  Government National Mortgage Assn., # 056522,
               14.000%, due 08/15/2012 ...........................         3,120
       85,943  Government National Mortgage Assn., # 354859,
               9.000%, due 07/15/2024 ............................        91,959
      250,000  U.S. Treasury Bond, 6.125%, due 08/15/2007 ........       257,017
      500,000  U.S. Treasury Note, 5.875%, due 08/31/1999 ........       501,715
                                                                    ------------
               Total U.S. government and agency obligations
               (cost $ 2,184,384) ................................     2,212,081
                                                                    ------------
               Commercial Paper
               (4.95% of total investments) (a)

               DEPOSITORY INSTITUTIONS (4.95%)
    1,000,000  UBS Finance (DE), Inc., 6.500%, due 01/02/1998 ....       999,819
                                                                    ------------
               Total commercial paper (cost $ 999,819) ...........       999,819
                                                                    ------------
               Total investments in securities
               (cost $ 19,785,358) (c) ...........................  $ 20,187,193
                                                                    ============

----------

(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications

(b)   Non-dividend paying common stock

(c)   Cost also represents cost for federal income tax purposes

(d)   Restricted under Rule 144A of the Securities Act of 1933

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Government Securities Portfolio

Statement of Investments in Securities

December 31, 1997

================================================================================
   PRINCIPAL
     AMOUNT                        SECURITY                             VALUE
--------------------------------------------------------------------------------

               Corporate Bonds
               (17.35% of total investments) (a)

               COMMUNICATIONS BY PHONE, TELEVISION,
               RADIO, CABLE (6.78%)
  $   250,000  LCI International, Inc., 7.250%, due 06/15/2007 ...  $    260,000
                                                                    ------------
               PETROLEUM-REFINING AND
               RELATED INDUSTRIES (2.68%)
      100,000  Ultramar Diamond Shamrock Corporation,
               7.200%, due 10/15/2017 ............................       102,875
                                                                    ------------
               SECURITY AND COMMODITY BROKERS (7.89%)
      100,000  Lehman Brothers Holdings, Inc., Series E, MTN,
               6.710%, due 10/12/1999 ............................       101,000
      100,000  Lehman Brothers Holdings, Inc., Series E, MTN,
               6.625%, due 12/27/2002 ............................       100,625
      100,000  Salomon, Inc., 6.750%, due 02/15/2003 .............       101,375
                                                                    ------------
                                                                         303,000
                                                                    ------------
               Total corporate bonds (cost $657,678) .............       665,875
                                                                    ------------
               Municipal Bonds
               (5.23% of total investments) (a)

               PUBLIC FINANCE, TAXATION (5.23%)
      200,000  Carondelet California Health Systems, 6.250%,
               due 07/01/2001 ....................................       200,500
                                                                    ------------
               Total municipal bonds (cost $199,868) .............       200,500
                                                                    ------------
               Asset Backed Securities
               (16.69% of total investments) (a)

      200,000  EQCC Home Equity Loan Trust 97-1 A7, 7.120%,
               due 05/15/2028 ....................................       206,463
      233,374  Green Tree Recreational Equipment & Consumer
               Trust, 97-C B, 6.750%, due 02/15/2018 .............       233,338
      200,000  Tiers Asset-Backed Securities, Series CHAMT
               Trust 1997-7, 6.688%, due 11/15/2003 ..............       200,875
                                                                    ------------
                                                                         640,676
                                                                    ------------
               Total asset backed securities
               (cost $636,555) ...................................       640,676
                                                                    ------------
               U. S. Government and Agency Obligations
               (60.73% of total investments) (a)

      250,000  Federal Home Loan Bank, 7.200%, due 11/06/2007 ....       250,117
      173,265  Federal Home Loan Mortgage Corp., # D66012,
               7.000%, due 11/01/2025 ............................       174,944
      106,522  Federal Home Loan Mortgage Corp., # E00441,
               7.500%, due 07/01/2011 ............................       109,384
      150,000  Federal Home Loan Mortgage Corp., Multi Family
               Pool, 6.775%, due 11/01/2003 ......................       153,680
      121,130  Federal National Mortgage Assn., # 174166,
               8.000%, due 06/01/2002 ............................       124,045
      135,278  Federal National Mortgage Assn., # 303780,
               7.000%, due 03/01/2026 ............................       136,335
      300,000  Federal National Mortgage Assn., Medium Term
               Note, 8.000%, due 02/06/2012 ......................       300,354
      429,801  Government National Mortgage Assn., # 408675,
               7.500%, due 01/15/2026 ............................       440,680
        1,500  Government National Mortgage Assn., # 044522,
               13.000%, due 03/15/2011 ...........................         1,755
        7,028  Government National Mortgage Assn., # 119896,
               13.000%, due 11/15/2014 ...........................         8,224
      100,000  Tennessee Valley Authority, 6.250%,
               due 12/15/2017 ....................................       100,250
      200,000  U.S. Treasury Bond, 8.000%, due 11/15/2021 ........       249,492
       75,000  U.S. Treasury Bond, 6.625%, due 02/15/2027 ........        81,409
      200,000  U.S. Treasury Note, 5.750%, due 08/15/2003 ........       200,174
                                                                    ------------
                                                                       2,330,843
                                                                    ------------
               Total U.S. government and agency obligations
               (cost $2,305,368) .................................     2,330,843
                                                                    ------------
               Total investments in securities
               (cost $3,799,469) (b) .............................  $  3,837,894
                                                                    ============

----------

(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications

(b)   Cost also represents cost for federal income tax purposes

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Money Market Portfolio

Statement of Investments in Securities

December 31, 1997

================================================================================
   PRINCIPAL
     AMOUNT                        SECURITY                           VALUE (b)
--------------------------------------------------------------------------------

               Commercial Paper
               (100.00% of total investments) (a)

               BUSINESS SERVICES (4.72%)
  $   390,000  First Data Corporation, 5.600%, due 02/18/1998 ....  $    387,088
                                                                    ------------
               CHEMICALS AND ALLIED PRODUCTS (4.82%)
      400,000  Schering Corporation, 5.720%, due 03/19/1998 ......       395,106
                                                                    ------------
               COMMUNICATIONS BY PHONE, TELEVISION,
               RADIO, CABLE (14.24%)
      400,000  Ameritech Corporation, 5.580%, due 01/23/1998 .....       398,636
      380,000  AT&T Corporation, 5.500%, due 01/02/1998 ..........       379,942
      390,000  Lucent Technologies, Inc., 5.550%,
               due 01/22/1998 ....................................       388,738
                                                                    ------------
                                                                       1,167,316
                                                                    ------------
               DEPOSITORY INSTITUTIONS (4.67%)
      385,000  Abbey National PLC, 5.510%, due 02/03/1998 ........       383,056
                                                                    ------------
               ELECTRIC, GAS, WATER, COGENERATION,
               SANITARY SERVICES (4.59%)
      380,000  Southern Company, 5.740%, due 03/02/1998 ..........       376,365
                                                                    ------------
               FOOD AND KINDRED PRODUCTS (4.97%)
      410,000  Archer Daniels Midland Company, 5.640%,
               due 02/09/1998 ....................................       407,495
                                                                    ------------
               FOOD STORES (9.74%)
      420,000  Southland Corporation, 5.630%, due 01/16/1998 .....       419,015
      380,000  Winn-Dixie Stores, Inc., 5.520%, due 01/06/1998 ...       379,709
                                                                    ------------
                                                                         798,724
                                                                    ------------
               GENERAL MERCHANDISE STORES (4.62%)
      380,000  May Department Stores Company, 5.520%,
               due 01/23/1998 ....................................       378,718
                                                                    ------------
               INSURANCE COMPANIES (4.63%)
      380,000  AON Corporation, 5.560%, due 01/09/1998 ...........       379,530
                                                                    ------------
               NON-DEPOSITORY CREDIT INSTITUTIONS (18.81%)
      410,000  American General Finance Corporation, 5.590%,
               due 02/27/1998 ....................................       406,371
      380,000  Associates Corporation of North America, 5.520%,
               due 01/26/1998 ....................................       378,544
      380,000  General Electric Capital Corporation, 5.530%,
               due 02/11/1998 ....................................       377,606
      380,000  National Rural Utilities Corporation, 5.530%,
               due 01/09/1998 ....................................       379,533
                                                                    ------------
                                                                       1,542,054
                                                                    ------------
               SECURITY AND COMMODITY BROKERS (19.59%)
      390,000  Goldman Sachs Group, L.P., 5.680%,
               due 04/24/1998 ....................................       383,047
      420,000  J.P. Morgan & Company, Inc., 5.580%,
               due 02/10/1998 ....................................       417,396
      420,000  Merrill Lynch & Company, Inc., 5.590%,
               due 02/27/1998 ....................................       416,283
      390,000  Morgan Stanley, Dean Witter, Discover & Company,
               5.540%, due 01/12/1998 ............................       389,340
                                                                    ------------
                                                                       1,606,066
                                                                    ------------
               MUNICIPAL BONDS -- REVENUE (4.60%)
      380,000  Province of Quebec, 5.730%, due 02/20/1998 ........       376,976
                                                                    ------------
               Total commercial paper ............................     8,198,494
                                                                    ------------
               Total investments in securities ...................  $  8,198,494
                                                                    ============

----------

(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications

(b)   Value also represents cost for federal income tax purposes

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Notes to Financial Statements

December 31, 1997

================================================================================

(1) GENERAL

      Conseco Series Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("the Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust offers shares only to affiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity contracts.

      Effective May 1, 1993, Great American Reserve Variable Annuity Account C ("Account C") transferred its assets to the Trust in exchange for shares of the Common Stock, Corporate Bond (newly created effective May 1, 1993) and Money Market Portfolios. Since May 1, 1993, the Trust continues to offer shares of each of its portfolios to Account C.

      On July 25, 1994 Great American Reserve Variable Annuity Account C commenced operations and began investing in the shares of the Trust's portfolios.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

      The investments in each portfolio are valued at the end of each New York Stock Exchange business day. Investment transactions are accounted for on the valuation date following the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined on the specific identification basis. The Trust does not hold any investments which are restricted as to resale, except certain bonds (designated as footnote (d) in the applicable Statement of Investments) held in the Corporate Bond and the Asset Allocation Portfolios, all of which are eligible for resale under Rule 144A of the Securities Act of 1933.

      The Board of Trustees (the "Trustees") determined that it will value the Money Market Portfolio investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

      In all portfolios of the Trust, except for the Money Market Portfolio, securities traded on a national securities exchange are valued at closing market prices. Listed securities for which no sale was reported on the valuation date are valued at the mean of the closing bid and asked prices. Short term notes, U.S. government obligations maturing within one year or less from the date purchased and bank certificates of deposit are valued at amortized cost, which approximates fair value.

      Fixed income securities for which representative market quotes are readily available are valued at the mid-day mean between the closing bid and asked prices as quoted by one or more dealers who make a market in such securities.

FEDERAL INCOME TAXES

      Each portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under the Internal Revenue Code. The Trust intends to continue to distribute all taxable income to shareholders, and therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS

      Dividends are declared and reinvested from the sum of net investment income and net realized short-term capital gains or losses on a daily basis in the Money Market Portfolio, on a monthly basis in the Corporate Bond and Government Securities Portfolios and on a quarterly basis in the Asset Allocation and Common Stock Portfolios. Distributions are declared and reinvested from net realized long-term capital gains on an annual basis.

INCOME EQUALIZATION

      All portfolios, except the Money Market Portfolio, follow the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of shares is equivalent, on a per share basis, to the amount of distributable investment income on the date the transaction is credited or charged to undistributed income. As a result, undistributed investment income per share is not materially affected by sales or redemptions of the portfolio shares.

USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

(3) TRANSACTIONS WITH AFFILIATES

      As investment adviser of the Trust, Conseco Capital Management, Inc. (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange, charges an investment advisory fee based on the daily net asset value at an annual rate of 0.55 percent for the Asset Allocation Portfolio, 0.60 percent for the Common Stock Portfolio, 0.50 percent for the Corporate Bond and Government Securities Portfolios and 0.25 percent for the Money Market Portfolio. The total fees paid to the Adviser were $1,400,378 and $1,008,557 for the years ended December 31, 1997 and 1996, respectively. The Adviser has agreed to limit the operating expenses of each portfolio so that the ratio of expenses, including investment advisory fees, to average net assets on an annual basis shall not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond Portfolio and the Government Securities Portfolio, and 0.45 percent for the Money Market Portfolio.

(4) INVESTMENT TRANSACTIONS

      The aggregate costs of purchases of investments (excluding U.S. government securities and short-term investments) were $576,039,967 and $310,865,829 for the years ended December 31, 1997 and 1996, respectively. The aggregate proceeds from the sales of investments (excluding U.S. government securities and short-term investments) were $550,463,585 and $303,932,165 for the years ended December 31, 1997 and 1996, respectively.

      The aggregate costs of purchases of U.S. government securities (excluding short-term investments) were $37,115,869 and $21,225,121 for the years ended December 31, 1997 and 1996, respectively. The aggregate proceeds from sales of U.S. government securities (excluding short-term investments) were $38,057,662 and $16,767,507 for the years ended December 31, 1997 and 1996, respectively.

CONSECO SERIES TRUST

December 31, 1997

================================================================================

(4) INVESTMENT TRANSACTIONS (Continued)

      Gross unrealized appreciation and depreciation of investments at December 31, 1997 are shown below:

==================================================================================================================================
                                                              ASSET          COMMON        CORPORATE     GOVERNMENT       MONEY
                                                            ALLOCATION        STOCK          BOND        SECURITIES       MARKET
                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ............................. $  2,081,297   $ 24,460,287   $    548,818   $    41,476   $        --
Gross unrealized depreciation .............................     (784,218)    (7,912,811)      (146,983)       (3,051)           --
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation ............................... $  1,297,079   $ 16,547,476   $    401,835   $    38,425   $        --
==================================================================================================================================

(5) NET ASSETS

      Net assets at December 31, 1997 are shown below.

                                                              ASSET          COMMON        CORPORATE     GOVERNMENT       MONEY
                                                            ALLOCATION        STOCK          BOND        SECURITIES       MARKET
                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from the sales of shares since organization, less
cost of shares redeemed and net equalization .............. $ 26,625,323   $200,438,125   $ 21,013,370   $ 4,246,800   $ 8,602,736
Undistributed net realized losses on sales of investments .           --             --       (138,350)      (14,950)           --
Net unrealized appreciation of investments ................    1,297,079     16,547,476        401,835        38,425            --
----------------------------------------------------------------------------------------------------------------------------------
    Total net assets ...................................... $ 27,922,402   $216,985,601   $ 21,276,855   $ 4,270,275   $ 8,602,736
==================================================================================================================================

(6) FINANCIAL HIGHLIGHTS

      Following are the financial highlights for each portfolio for the years ended December 31, 1993 through 1997:

                                                                                    ASSET ALLOCATION PORTFOLIO
                                                            ======================================================================
                                                                1997           1996           1995          1994          1993
==================================================================================================================================
Net asset value per share, beginning of year .............. $     13.470   $     12.390   $     11.040   $    11.400   $    11.630
  Income from investment operations (a):
    Net investment income .................................        0.441          0.419          0.508         0.463         0.410
    Net realized gains (losses) and change in unrealized
      appreciation (depreciation) on investments ..........        2.116          2.774          2.976        (0.526)        0.218
----------------------------------------------------------------------------------------------------------------------------------
        Total income (loss) from investment operations ....        2.557          3.193          3.484        (0.063)        0.628
----------------------------------------------------------------------------------------------------------------------------------
  Distributions (a):
    Dividends from net investment income and net realized
      short-term capital gains ............................       (2.195)        (2.075)        (1.827)       (0.266)       (0.570)
    Distribution of net realized long-term capital gains ..       (0.512)        (0.038)        (0.307)       (0.031)       (0.288)
----------------------------------------------------------------------------------------------------------------------------------
        Total distributions ...............................       (2.707)        (2.113)        (2.134)       (0.297)       (0.858)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .................... $     13.320   $     13.470   $     12.390   $    11.040   $    11.400
==================================================================================================================================

Total return (b) (d) ......................................        17.85%         28.30%         31.49%        (0.55%)       10.38%

Ratios/supplemental data
  Net assets, end of year (c) ............................. $ 27,922,402   $ 16,732,206   $  9,583,375   $ 6,172,390   $ 6,161,924
  Ratio of expenses to average net assets (d) .............         0.75%          0.75%          0.75%         0.75%         0.75%
  Ratio of net investment income to average net assets (d)          3.14%          3.15%          4.11%         4.20%         3.55%
  Portfolio turnover rate .................................       369.39%        208.13%        194.16%       223.92%       539.90%
  Average commission paid (e) ............................. $       0.06   $       0.06            N/A           N/A           N/A

----------

(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.84 percent for the Asset Allocation Porfolio.

(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.

CONSECO SERIES TRUST

December 31, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (Continued)

                                                                                     COMMON STOCK  PORTFOLIO
                                                            =======================================================================
                                                                1997           1996           1995          1994          1993
===================================================================================================================================
Net asset value per share, beginning of year .............. $     21.850   $     18.840   $     16.540   $    16.690   $    16.880
  Income from investment operations (a):
    Net investment income .................................        0.064          0.013          0.340         0.240         0.232
    Net realized gains and change in unrealized
      appreciation on investments .........................        4.060          8.169          5.675         0.072         0.920
-----------------------------------------------------------------------------------------------------------------------------------
        Total income from investment operations ...........        4.124          8.182          6.015         0.312         1.152
-----------------------------------------------------------------------------------------------------------------------------------
  Distributions (a):
    Dividends from net investment income and net realized
      short-term capital gains ............................       (4.232)        (4.209)        (2.807)       (0.327)       (1.181)
    Distribution of net realized long-term capital gains ..       (1.582)        (0.963)        (0.908)       (0.135)       (0.161)
-----------------------------------------------------------------------------------------------------------------------------------
        Total distributions ...............................       (5.814)        (5.172)        (3.715)       (0.462)       (1.342)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .................... $     20.160   $     21.850   $     18.840   $    16.540   $    16.690
===================================================================================================================================

Total return (b) (d) ......................................        18.68%         44.99%         36.30%         1.92%         8.35%

Ratios/supplemental data
  Net assets, end of year (c) ............................. $216,985,601   $171,332,490   $109,635,525   $74,759,728   $66,799,824
  Ratio of expenses to average net assets (d) .............         0.80%          0.80%          0.80%         0.80%         0.80%
  Ratio of net investment income to average net assets (d)          0.28%          0.06%          1.80%         1.47%         1.40%
  Portfolio turnover rate .................................       234.20%        177.03%        172.55%       213.67%       205.81%
  Average commission paid (e) ............................. $       0.06   $       0.06            N/A           N/A           N/A

----------

(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.80 percent for the Common Stock Portfolio.

(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.

CONSECO SERIES TRUST

December 31, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (Continued)

                                                                                   CORPORATE BOND PORTFOLIO (E)
                                                           ========================================================================
                                                               1997          1996           1995          1994          1993
===================================================================================================================================
Net asset value per share, beginning of period ........... $      9.970  $     10.150   $      9.450   $     9.980   $    10.000
  Income from investment operations (a):
    Net investment income ................................        0.654         0.662          0.680         0.649         0.417
    Net realized gains (losses) and change in unrealized
    appreciation (depreciation) on investments ...........        0.309        (0.179)         0.990        (0.912)        0.173
-----------------------------------------------------------------------------------------------------------------------------------
        Total income (loss) from investment operations ...        0.963         0.483          1.670        (0.263)        0.590
-----------------------------------------------------------------------------------------------------------------------------------
  Distributions (a):
    Dividends from net investment income and net realized
      short-term capital gains ...........................       (0.793)       (0.663)        (0.970)       (0.267)       (0.610)
-----------------------------------------------------------------------------------------------------------------------------------
        Total distributions ..............................       (0.793)       (0.663)        (0.970)       (0.267)       (0.610)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ................. $     10.140  $      9.970   $     10.150   $     9.450   $     9.980
===================================================================================================================================

Total return (b) (d) .....................................         9.97%         4.97%         18.25%        (2.65%)        8.84%(f)

Ratios/supplemental data
  Net assets, end of year (c) ............................ $ 21,276,855  $ 17,463,340   $ 16,046,368   $12,903,063   $13,577,440
  Ratio of expenses to average net assets (d) ............         0.70%         0.70%          0.70%         0.70%         0.70%(f)
  Ratio of net investment income to average net assets (d)         6.50%         6.65%          6.78%         6.78%         6.22%(f)
  Portfolio turnover rate ................................       276.46%       276.35%        225.41%       198.48%       406.24%(f)

----------

(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.77 percent for the Corporate Bond Portfolio.

(e) The Corporate Bond Portfolio became an available investment option effective May 1, 1993, with an initial offering price of $10.00.

(f)   Annualized.

CONSECO SERIES TRUST

December 31, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (Continued)

                                                                                 GOVERNMENT SECURITIES PORTFOLIO
                                                           =======================================================================
                                                               1997          1996           1995          1994          1993
==================================================================================================================================
Net asset value per share, beginning of year .............. $     11.940   $     12.380   $     11.090   $    11.450   $    11.610
  Income from investment operations (a):
    Net investment income .................................        0.724          0.722          0.754         0.720         0.738
    Net realized gains (losses) and change in unrealized
    appreciation (depreciation) on investments ............        0.232         (0.409)         1.119        (1.031)        0.281
----------------------------------------------------------------------------------------------------------------------------------
        Total income (loss) from investment operations ....        0.956          0.313          1.873        (0.311)        1.019
----------------------------------------------------------------------------------------------------------------------------------
  Distributions (a):
    Dividends from net investment income and net realized
      short-term capital gains ............................       (0.856)        (0.707)        (0.583)       (0.049)       (1.179)
    Distribution of net realized long-term capital gains ..           --         (0.046)            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
        Total distributions ...............................       (0.856)        (0.753)        (0.583)       (0.049)       (1.179)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .................... $     12.040   $     11.940   $     12.380   $    11.090   $    11.450
==================================================================================================================================

Total return (b) (d) ......................................         8.26%          2.75%         17.35%        (2.79%)        8.91%

Ratios/supplemental data
  Net assets, end of year (c) ............................. $  4,270,275   $  4,023,691   $  4,612,607   $ 4,712,785   $ 7,579,366
  Ratio of expenses to average net assets (d) .............         0.70%          0.70%          0.70%         0.70%         0.70%
  Ratio of net investment income to average net assets (d)          6.05%          6.02%          6.27%         6.45%         6.30%
  Portfolio turnover rate .................................       195.08%        157.62%        284.31%       421.05%       397.42%

----------

(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.92 percent for the Government Securities Portfolio.

CONSECO SERIES TRUST

December 31, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (Continued)

                                                                                     MONEY MARKET PORTFOLIO
                                                           ========================================================================
                                                               1997          1996           1995          1994          1993
===================================================================================================================================
Net asset value per share, beginning of year .............. $      1.000   $      1.000   $      1.000   $     1.000   $     1.000
  Income from investment operations (a):
    Net investment income .................................        0.051          0.050          0.055         0.038         0.029
-----------------------------------------------------------------------------------------------------------------------------------
      Total income from investment operations .............        0.051          0.050          0.055         0.038         0.029
-----------------------------------------------------------------------------------------------------------------------------------
  Distributions (a):
    Dividends from net investment income and net realized
      short-term capital gains ............................       (0.051)        (0.050)        (0.055)       (0.038)       (0.029)
-----------------------------------------------------------------------------------------------------------------------------------
        Total distributions ...............................       (0.051)        (0.050)        (0.055)       (0.038)       (0.029)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .................... $      1.000   $      1.000   $      1.000   $     1.000   $     1.000
===================================================================================================================================

Total return (b) (d) ......................................         5.25%          5.13%          5.46%         3.78%         2.86%

Ratios/supplemental data
  Net assets, end of year (c) ............................. $  8,602,736   $  6,984,663   $  5,395,877   $ 5,105,367   $ 5,229,641
  Ratio of expenses to average net assets (d) .............         0.45%          0.45%          0.45%         0.45%         0.45%
  Ratio of net investment income to average net assets (d)          5.14%          5.03%          5.46%         3.78%         2.86%
  Portfolio turnover rate .................................          N/A            N/A            N/A           N/A           N/A

----------

(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.52 percent for the Money Market Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Trustees and Shareholders
Conseco Series Trust

      We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities, of Conseco Series Trust (comprising respectively, the Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios), as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the Portfolios named above except for the Corporate Bond Portfolio for which the period is May 1, 1993 (inception) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash and securities owned as of December 31, 1997, by correspondence with the custodian and brokers or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Conseco Series Trust as of December 31, 1997, the results of their operations for the year ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the Portfolios named above except for the Corporate Bond Portfolio for which the period is May 1, 1993 (inception) to December 31, 1997, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.

Indianapolis, Indiana
February 23, 1998

================================================================================

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

================================================================================
Great American Reserve
Variable Annuity Account C

SPONSOR

Great American Reserve Insurance Company - Carmel, Indiana.

DISTRIBUTOR

Conseco Equity Sales, Inc. - Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS

Coopers & Lybrand L.L.P. - Indianapolis, Indiana.

Conseco Series Trust

BOARD OF TRUSTEES

William P. Daves, Jr., Chairman
    Consultant to the insurance and health care industries.
    Director, President and Chief Executive Officer,
    FFG Insurance Co.,
    Dallas, Texas.

Harold W. Hartley, Trustee
    Retired. Chartered Financial Analyst.
    Formerly Executive Vice President,
    Tenneco Financial Services Inc.,
    Fort Myers Beach, Florida.

Maxwell E. Bublitz, Trustee and President
    President, Conseco Capital Management, Inc.,
    Carmel, Indiana.

Dr. R. Jan LeCroy, Trustee
    President, Dallas Citizens Council,
    Dallas, Texas.

Dr. Jesse H. Parrish, Trustee
    Higher education consultant.
    Formerly President, Midland College,
    Midland, Texas.

INVESTMENT ADVISER

Conseco Capital Management, Inc. - Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS

Coopers & Lybrand L.L.P. - Indianapolis, Indiana.

CUSTODIAN

Bankers Trust Company - New York, New York.

                                      [Logo]
                                     CONSECO

                                                               -----------------
                                                               FIRST CLASS MAIL
                                                               U.S. POSTAGE PAID
                                                                HACKENSACK, NJ
                                                                 PERMIT NO. 9
                                                               -----------------

GREAT AMERICAN RESERVE INSURANCE COMPANY
11815 North Pennsylvania Street
Carmel, Indiana 46032

                                 --------------------------------



                                 --------------------------------

VA410 (2/98)

--------------------------------------------------------------------------------

                                                                          [Logo]
                                                                         CONSECO

GREAT AMERICAN RESERVE INSURANCE COMPANY

Annual Report to
Contract Owners

December 31, 1997

This report is for the information of contract owners and participants of the Great American Reserve Variable Annuity Account C and Conseco Series Trust. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains more complete information, including charges and expenses.

                               Great American Reserve Variable Annuity Account C
                                                            Conseco Series Trust

--------------------------------------------------------------------------------